Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Funds Emerging Markets Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class A
Trading Symbol	EBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 0.28% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation
across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did
an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class A (with sales charge) 2	(3.44) %	(0.17) %	2.49%
American Funds Emerging Markets Bond Fund — Class A (without sales charge) 2	0.28%	0.60%	2.95%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.10) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	2.31%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.93%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	1.06%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.71%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on April 22, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class C
Trading Symbol	EBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.68%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 0.47% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified
&
50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured
assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the
fund
, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class C (with sales charge) 2	(1.40) %	(0.13) %	1.91%
American Funds Emerging Markets Bond Fund — Class C (without sales charge) 2	(0.47) %	(0.13) %	1.91%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class T
Trading Symbol	TEBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 0.52% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please
refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative
to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class T (with sales charge) 2	(2.04) %	0.39%	2.24%
American Funds Emerging Markets Bond Fund — Class T (without sales charge) 2	0.52%	0.89%	2.57%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.67%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.40%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.65%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.06%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund
Class Name	Class F-1
Trading Symbol	EBNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.28% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting
in a return
of
capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-
benchmark
position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-1 2	0.28%	0.62%	2.61%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first
offered
on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund
Class Name	Class F-2
Trading Symbol	EBNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.57% for the year ended
December
31, 2024. That
result
compares with a 2.01% gain for the 50% JPM GBI-EM
Global
Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek
to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-2 2	0.57%	0.90%	2.88%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on
July
29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-3
Trading Symbol	EBNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.68% for the year ended
December
31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income
resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government
bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-3 2	0.68%	1.01%	3.16%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.29%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	2.08%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.83%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	1.20%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.37%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-A
Trading Symbol	CBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 0.27% for the year ended
December
31, 2024. That
result
compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate
changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge) 2	(3.24) %	(0.11) %	2.16%
American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge) 2	0.27%	0.60%	2.59%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were
firs
t offered
on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-C
Trading Symbol	CBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 172	1.72%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.51% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge) 2	(1.45) %	(0.17) %	2.17%
American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge) 2	(0.51) %	(0.17) %	2.17%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-E
Trading Symbol	CBNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 116	1.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.05% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-E 2	0.05%	0.39%	2.40%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-T
Trading Symbol	TMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 0.49% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge) 2	(2.06) %	0.32%	2.17%
American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge) 2	0.49%	0.82%	2.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.67%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.40%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.65%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.06%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CBNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 0.46% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-
benchmark
allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-1 2	0.46%	0.81%	2.81%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FEBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.55% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-
level
inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-2 2	0.55%	1.30%
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	0.11%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.23) %
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(0.78) %
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have
been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.60% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50%
JPM
EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management
of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-3 2	0.60%	1.34%
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	0.11%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.23) %
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(0.78) %
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-1
Trading Symbol	REGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.31% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government
bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-1 2	(0.31) %	0.06%	2.12%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2
Trading Symbol	REGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.55%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.34% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting
in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2 2	(0.34) %	(0.01) %	2.01%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they
would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2E
Trading Symbol	REGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.18% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2E 2	0.18%	0.46%	2.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares decreased from 1.23% to 1.07% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-2E shares decreased from 1.23% to 1.07% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds Emerging Markets Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-3
Trading Symbol	REGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.04% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2024, the f
un
d’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian gove rnm
ent bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-ben
chm
ark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average a
nn
ual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-3 2	0.04%	0.37%	2.39%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-4
Trading Symbol	REGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 0.33% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year e
nded
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, E gyptia
n and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a g
reat
er-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average a
nnua
l total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-4 2	0.33%	0.66%	2.67%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key f un d statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5E
Trading Symbol	REGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.55% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year en
d
ed December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allo
catio
n and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-be
nch
mark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nua
l total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5E 2	0.55%	1.00%	2.98%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund st atis tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5
Trading Symbol	REGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.64% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended
Dec
ember 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sec
tor all
ocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-tha
n-benchm
ark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nu
al total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5 2	0.64%	0.98%	2.96%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-6
Trading Symbol	REGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.68% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended De
ce
mber 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allo
catio
n and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-bench
ma
rk allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-6 2	0.68%	1.01%	2.98%
B loomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,758,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund st atis tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.